Advances Received	12 Months Ended
Dec. 31, 2013
Advances Received [Abstract]
ADVANCES RECEIVED
NOTE 7 – ADVANCES RECEIVED

During the year ended December 31, 2013, the Company received $674,500 (December 31, 2012 - $Nil) in advances from Global Energy Innovations Inc., an independent company incorporated in British Columbia, Canada with no contractual affiliation with Global Energy Innovations, Inc. (Michigan), or with GEI Global Energy Corp. (Nevada). The amounts are non-interest bearing, unsecured and have no fixed terms of repayment. The terms of repayment are currently under negotiation.